Share Capital (Narrative) (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Jun. 30, 2024 USD ($) Share $ / shares shares	Jun. 30, 2023 USD ($)	Mar. 31, 2024 USD ($) Share shares
Reserves [Member]
Disclosure of classes of share capital [line items]
Warrants issued in unit offering		$ 278,250
Fair value of stock options forfeited		$ (131,896)	$ (48,040)
Number of stock options exercised | Share		0
Equity offering costs		$ 400,774	14,904
Warrants issued in unit offering		278,250
Proceeds from issuance of common shares		2,325,750	$ 520,892
Professional fees and other direct expenses related to prospectus offering and the ATM		$ 14,904
At the Market Offering (ATM) [Member]
Disclosure of classes of share capital [line items]
Total number of shares issued | shares				188,819
Number of stock options exercised | Share				85,715
Proceeds from issuance of common shares				$ 520,892
Share issuance costs related to prospectus offering and the ATM				$ 274,534
Maximum [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuance of common shares	$ 20,000,000
Underwritten offering [Member]
Disclosure of classes of share capital [line items]
Total number of shares issued | shares		1,500,000
Warrants issued to purchase common shares | shares		1,575,000
Equity offering costs		$ 400,774
Warrants issued in unit offering		278,250
Proceeds from issuance of common shares		$ 2,325,750
Exercise price of warrants issued | $ / shares		$ 1.82
Warrants expiration term		3 years